Lease Liabilities - Summary of Detailed Information About In Lease Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Effective interest rate			4.34%
Current	¥ 28,633	$ 4,041
Non- current	¥ 31,374	4,428
Lease Liabilities Current [Member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Maturity	2020
Current	¥ 28,633	$ 4,041
Lease Liabilities Current [Member] | Bottom of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Effective interest rate	1.25%	1.25%
Lease Liabilities Current [Member] | Top of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Effective interest rate	6.20%	6.20%
Lease Liabilities Noncurrent [Member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Non- current	¥ 31,374	$ 4,428
Lease Liabilities Noncurrent [Member] | Bottom of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Effective interest rate	1.25%	1.25%
Maturity	2021
Lease Liabilities Noncurrent [Member] | Top of range [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Effective interest rate	6.20%	6.20%
Maturity	2024